Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying amount	$ 4,512,811	$ 4,317,123
Senior Secured Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying amount	2,874,158
Debt instrument, fair value	2,860,465
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying amount	1,550,000
Debt instrument, fair value	$ 1,565,500